Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt
Long-term debt	$ 1,045,686	$ 1,087,347
Less: current installments	85,845	109,534
Less: unamortized deferred loan issuance costs	2,560	2,608
Current portion of long-term debt	83,285	106,926
Amounts due after one year	959,841	977,813
Less: unamortized deferred loan issuance costs	6,161	7,448
Long-term debt, less current installments, and unamortized deferred loan issuance costs	953,680	970,365
$320 million loan facility
Long-Term Debt
Long-term debt	297,416	312,472
Debt instrument face amount	320,000	320,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	26,279	26,279
Debt instrument face amount	55,000	55,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	87,692	90,769
Torill Loan Facility
Long-Term Debt
Long-term debt	91,667	95,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	76,839	81,839
Debt instrument face amount	172,500	172,500
Raquel Loan Facility
Long-Term Debt
Long-term debt	60,569	63,184
Tordis Loan Facility
Long-Term Debt
Long-term debt	83,461	85,991
Vigdis Loan Facility
Long-Term Debt
Long-term debt	84,726	87,256
Lena Loan Facility
Long-Term Debt
Long-term debt	83,300	85,750
Brasil Loan Facility
Long-Term Debt
Long-term debt	60,423	63,454
Anna loan facility
Long-Term Debt
Long-term debt	68,314	70,353
$25 million revolving credit facility
Long-Term Debt
Long-term debt	25,000	25,000
Debt instrument face amount	$ 25,000	$ 25,000